FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 221	$ 73
Derivative liabilities	162	121
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	193	61
Derivative liabilities	111	98
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	82	44
Derivative liabilities	42	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	111	17
Derivative liabilities	69	69
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	28	12
Derivative liabilities	51	23
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	28	12
Derivative liabilities	$ 51	$ 23